Interest - Finance Income and Expenses (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure Of Interest Finance Income and Expenses [Abstract]
Disclosure Of Detailed Information About Interest Finance Income and Expenses [Text Block]
	2018	2017	2016
	(US$’000)	(US$’000)	(US$’000)
Interest income arising from financial assets:
Cash flow hedges - ineffective portion of changes in fair value	-	932	1,515
Other interest income	199	157	74
Finance income	199	1,089	1,589

Interest on interest rate swaps	(379)	(262)	(189)
Financial liabilities measured at amortized cost - interest expense	(8,754)	(6,464)	(6,392)
Net foreign exchange loss	(3,227)	(634)	(2,021)
Effective interest on defined pension ESCT payments	(286)	-	-
Effective interest on expected earn out payments	(62)	(19)	(542)

Bank facilities fees	(1,921)	(1,984)	(2,130)
Financial liability at fair value through profit or loss - net change in fair value	-	-	(85)
Third-party debt guarantee fee	(423)	(706)	(2,999)
Others	(521)	(553)	(548)
Finance expense	(15,573)	(10,622)	(14,906)

Net finance costs	(15,374)	(9,533)	(13,317)